FS INVESTMENT CORPORATION III (FSIC III)

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FSIC III FACTS
As of April 9, 2014

Public offering price*
$10.00

Current annualized distribution rate**
7.00%

Past performance is not a guarantee of future results.

FS Investment Corporation (FSIC III) is a business development company (BDC) designed to provide a high level of current income. The Fund primarily invests in floating rate, senior secured loans of private U.S. middle-market companies.

Investment objectives

FSIC III is a publicly registered, non-traded BDC and seeks to generate current income and, to a lesser extent, long-term capital appreciation. A BDC allows individual investors, at low investment minimums, to invest in the same type of private companies as do large institutions, endowments and wealthy individuals.

FSIC III is intended for investors who want current income, to diversify their fixed income portfolio for a rising interest rate environment and a defensive investment approach focused on long-term performance and principal protection.

Investment strategy

FSIC III has a flexible investment platform, diversifying its holdings across multiple industries and geographic locations and seeks to meet its investment objectives by:

- Identifying directly originated investment opportunities through the direct lending platform of GSO / Blackstone
- Employing a defensive investment approach focused on long-term credit performance and principal protection
- Focusing primarily on debt investments in a broad array of private U.S. companies, including middle-market companies, which FSIC III defines as having annual revenues of approximately $50 million to $2.5 billion at the time of investment
- Investing primarily in established, stable enterprises with positive cash flows
- Maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio

Key facts

Inception date
April 2, 2014

Registered shares
400 million

Sponsor commitment (as of 4/2/2014)
$12.0 million

Distribution frequency[1]
Monthly

Distribution reinvestment price
95% of the public offering price

Liquidity[2]
Quarterly tender offers

Minimum initial investment
$5,000

Tax reporting
Form 1099

1. The payment of future distributions on the FSIC III's common stock is subject to the discretion of FSIC III's board of directors and applicable legal restrictions and, therefore, there can be no assurance as to the amount or timing of any such future distributions.
2. FSIC III intends to repurchase a limited number of shares pursuant to quarterly tender offers. FSIC III may amend, suspend or terminate its share repurchase program at any time. See FSIC III's prospectus for more information. In addition, any such repurchases will be at a 10% discount to the current offering price on the date of repurchase.

Note: To invest in FS Investment Corporation III, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FSIC III's common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

****The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the regular weekly cash distribution per share without compounding), divided by the public offering price per share as of the date above. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, although a portion of FSIC III's distributions to stockholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FSIC III from its portfolio companies. Any such return of capital will not reduce the amounts available to FSIC III for investments. FSIC III's distributions to stockholders may be funded in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that were subject to repayment to FSIC III's affiliate, Franklin Square Holdings, L.P. See FSIC III's filings with the SEC for additional information.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS INVESTMENT CORPORATION III (FSIC III)

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FSIC III FACTS
As of April 9, 2014

Public offering price*
$10.00

Current annualized distribution rate**
7.00%

Past performance is not a guarantee of future results.

The following are some of the risks an investment in the common stock of FS Investment Corporation III involves:

- Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, if at all, it is unlikely that you will be able to sell your shares. While we intend to conduct quarterly tender offers for our shares, only a limited number of shares will be eligible for repurchase and we may amend, suspend or terminate the share repurchase program at any time. In addition, any such repurchases will be at a 10% discount to the current offering price on the date of repurchase.
- An investment in our shares is not suitable for you if you might need access to the money you invest in the foreseeable future.
- You may not have access to the money you invest for an indefinite period of time.
- We intend to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as "junk," have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal.
- They may also be difficult to value and illiquid.
- Our distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.
- An investment strategy focused primarily on privately-held middle-market companies presents certain challenges, including the lack of available information about these companies.
- Investing in middle-market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.
- A lack of liquidity in certain of our investments may adversely affect our business.
- We are subject to financial market risks, including changes in interest rates, which may have a substantial negative impact on our investments.
- We may borrow funds to make investments, which may increase the volatility of our investments and may increase the risks of investing in our securities.
- We have limited operating history and are subject to the business risks and uncertainties associated with any new business.
- This is a "best efforts" offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make.
- FSIC III is a long-term investment for persons of adequate financial means who have no need for liquidity in their investment. To invest in us, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states impose higher suitability standards. Please consult the prospectus for a detailed description of the suitability standards imposed on investors, including heightened standards required by certain states.
- Our distributions to stockholders may be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that are subject to repayment to our affiliate, Franklin Square Holdings, L.P., or Franklin Square Holdings. Significant portions of these distributions may not be based on our investment performance and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings were not to reimburse certain of our expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings.
- The repayment of any amount owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled.

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

Investing in FSIC III us considered speculative and involves a high level of risk, including the risk of a substantial loss of investment. Please see the Risk Factors here and in FSIC III's prospectus as supplemented and amended, to read about the risks that an investor should consider before buying FSIC III's shares.

Note: To invest in FS Investment Corporation III, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FSIC III's common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

****The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the regular weekly cash distribution per share without compounding), divided by the public offering price per share as of the date above. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, although a portion of FSIC III's distributions to stockholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FSIC III from its portfolio companies. Any such return of capital will not reduce the amounts available to FSIC III for investments. FSIC III's distributions to stockholders may be funded in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that were subject to repayment to FSIC III's affiliate, Franklin Square Holdings, L.P. See FSIC III's filings with the SEC for additional information.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS INVESTMENT CORPORATION III (FSIC III)

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FSIC III FACTS
As of April 9, 2014

Public offering price*
$10.00

Current annualized distribution rate**
7.00%

Past performance is not a guarantee of future results.

A team of experts from Franklin Square Capital Partners and GSO / Blackstone manages the Fund

FRANKLIN SQUARE CAPITAL PARTNERS

Innovative alternatives for the investing public

Franklin Square is a leading manager of alternative investment funds designed to enhance investors' portfolios by providing access to asset classes, strategies and asset managers that typically have been available to only the largest institutional investors. The firm's funds offer "endowment-style" investment strategies that can help investors diversify their portfolios and manage risk.

FRANKLIN SQUARE CAPITAL PARTNERS ASSETS UNDER MANAGEMENT
Over $10 billion

NUMBER OF INVESTORS
165,000

FRANKLIN SQUARE AND GSO / BLACKSTONE HAVE COMMITTED[1]
Over $100 million across all funds

All data as of 12/31/2013

GSO CAPITAL PARTNERS
A Blackstone Company

Scale and expertise

GSO Capital Partners, the credit platform of Blackstone, is one of the largest global managers of leveraged loans and non-investment grade credit. Their scale and expertise allow them to provide financing solutions that can enhance a business' financial flexibility, while seeking to capture opportunities for investors.

Blackstone is a global leader in the alternative asset management industry with over $265 billion in assets under management. Blackstone has more than 1,500 limited partners, including public and corporate pension funds, academic endowments and charitable foundations from over 52 countries.

GSO CAPITAL PARTNERS ASSETS UNDER MANAGEMENT
$65 billion

GLOBAL PRESENCE
- New York
- Dublin
- Houston
- London
- Sydney

All data as of 12/31/2013

1. Represents the total value as of 12/31/2013 of investments in Franklin Square's funds by investors affiliated with Franklin Square and GSO / Blackstone.

Note: To invest in FS Investment Corporation III, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FSIC III's common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

****The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the regular weekly cash distribution per share without compounding), divided by the public offering price per share as of the date above. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, although a portion of FSIC III's distributions to stockholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FSIC III from its portfolio companies. Any such return of capital will not reduce the amounts available to FSIC III for investments. FSIC III's distributions to stockholders may be funded in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that were subject to repayment to FSIC III's affiliate, Franklin Square Holdings, L.P. See FSIC III's filings with the SEC for additional information.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS INVESTMENT CORPORATION III (FSIC III)

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FSIC III FACTS
As of April 9, 2014

Public offering price*
$10.00

Current annualized distribution rate**
7.00%

Past performance is not a guarantee of future results.

Investor-approved literature

Below are links to the investor-approved materials for FSIC III. Please review the prospectus and other documents carefully and speak with your financial advisor before making any investment decision.

FSIC III Investor Brochure
Introduction to the fund

FSIC III Investor Fact Sheet
Overview of key fund facts

Alternative Thinking:
GM Drives Home the Advantages of Secured Loans
Popular case study

FSIC III Prospectus
In-depth fund information

Forms

Securities of FS Investment Corporation III (FSIC III) may not be offered or sold to any person in any jurisdiction where such an offer or sale would be unlawful. At this time, FSIC III may not be offered or sold in the state of Alabama.

FSIC III Subscription Agreement
FSIC III Transfer of Shares Form
Custodian Change Form
Financial Advisor Change Form
First Trust Retirement Account Form
Investor Change Form
IRA Reimbursement Form
Transfer on Death Form
Trustee Certification of Investment Powers Form

Note: To invest in FS Investment Corporation III, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FSIC III's common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

****The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the regular weekly cash distribution per share without compounding), divided by the public offering price per share as of the date above. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, although a portion of FSIC III's distributions to stockholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FSIC III from its portfolio companies. Any such return of capital will not reduce the amounts available to FSIC III for investments. FSIC III's distributions to stockholders may be funded in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that were subject to repayment to FSIC III's affiliate, Franklin Square Holdings, L.P. See FSIC III's filings with the SEC for additional information.**

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS INVESTMENT CORPORATION III (FSIC III)

Access an alternative core income fund

FSIC III FACTS

As of April 9, 2014

Public offering price*
$10.00

Current annualized distribution rate**
7.00%

Past performance is not a guarantee of future results.

Prospectus & supplements

FSIC III Prospectus

FSIC III Prospectus Supplement #1

FSIC III Prospectus Supplement #2

To view FSIC III's filings with the Securities and Exchange Commission (SEC), click the link below.

You will be directed to a website created and maintained by an entity not affiliated with FS Investment Corporation III or Franklin Square.

View the FSIC III filings with the SEC

Note: To invest in FS Investment Corporation III, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FSIC III's common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

****The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the regular weekly cash distribution per share without compounding), divided by the public offering price per share as of the date above. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, although a portion of FSIC III's distributions to stockholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FSIC III from its portfolio companies. Any such return of capital will not reduce the amounts available to FSIC III for investments. FSIC III's distributions to stockholders may be funded in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that were subject to repayment to FSIC III's affiliate, Franklin Square Holdings, L.P. See FSIC III's filings with the SEC for additional information.**

Corporate Governance

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS INVESTMENT CORPORATION III (FSIC III)

Access an alternative core income fund

FSIC III FACTS
As of April 9, 2014

Public offering price*
$10.00

Current annualized distribution rate**
7.00%

Past performance is not a guarantee of future results.

Corporate governance

Audit Committee Charter
Nominating and Corporate Governance Committee Charter
Code of Business Conduct, Ethics, and Statement on the Prohibition of Insider Trading
Distribution Reinvestment Plan
FSIC III Advisor Code of Business Conduct, Ethics, and Statement on the Prohibition of Insider Trading

Note: To invest in FS Investment Corporation III, an investor is required to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

***The public offering price of FSIC III's common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

****The current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the regular weekly cash distribution per share without compounding), divided by the public offering price per share as of the date above. The current annualized distribution rate shown has been rounded. To date, this rate has not included any distributions paid from offering proceeds or borrowings, although a portion of FSIC III's distributions to stockholders may be deemed to constitute a return of capital for tax purposes due to the character of the amounts received by FSIC III from its portfolio companies. Any such return of capital will not reduce the amounts available to FSIC III for investments. FSIC III's distributions to stockholders may be funded in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that were subject to repayment to FSIC III's affiliate, Franklin Square Holdings, L.P. See FSIC III's filings with the SEC for additional information.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.